Transamerica PrincipiumSM IV Variable Annuity

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement dated September 30, 2022

to the

Initial Summary Prospectus dated May 1, 2022

Effective on or about November 1, 2022, based on changes to the underlying portfolios, the Portfolio Company Appendix will be revised to reflect the following changes:

Current Portfolio Name	New Portfolio Name	Current Subadvisor	New Subadvisor
Transamerica Managed Risk - Balanced ETF VP	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP	Milliman Financial Risk Management LLC	Goldman Sachs Asset Management, L.P.
Transamerica Managed Risk - Conservative ETF VP	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP	Milliman Financial Risk Management LLC	Goldman Sachs Asset Management, L.P.
Transamerica Managed Risk - Growth ETF VP	Transamerica Goldman Sachs Managed Risk - Growth ETF VP	Milliman Financial Risk Management LLC	Goldman Sachs Asset Management, L.P.

Effective on or about November 1, 2022, based on changes to the underlying portfolios, the Portfolio Company Appendix will be revised to reflect the following changes:

Current Investment Objective	New Investment Objective	Current Portfolio Name	New Portfolio Name	Current Subadvisor	New Subadvisor
Seeks maximum total return consistent with preservation of capital and prudent investment management.	Seeks to provide high total return through a combination of current income and capital appreciation.	Transamerica PIMCO Total Return VP	Transamerica Aegon Bond VP	Pacific Investment Management Company LLC	Aegon USA Investment Management, LLC.

This Supplement updates certain information in the above referenced Initial Summary Prospectus (“Summary Prospectus”). Except as indicated in this Supplement, all other information included in the Initial Summary Prospectus remains unchanged. We will send you another copy of the current Summary Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Summary Prospectus.

This Supplement must be accompanied or preceded by the current Initial Summary Prospectus.

Please read this Supplement carefully and retain it for future reference.